Convertible Redeemable Preferred Shares - Summary of Convertible Redeemable Preferred Shares (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CNY (¥) shares
Class Of Stock [Line Items]
Beginning balance	¥ 273,894,691
Issuance of convertible redeemable preferred shares, net of issuance costs.	97,019,860
Foreign exchange impacts	(1,061,206)
Accretion on convertible redeemable preferred shares to redemption value	978,201
Ending balance	96,936,855	$ 14,098,880	¥ 273,894,691
Series A Shares
Class Of Stock [Line Items]
Beginning balance	¥ 210,478,110
Beginning balance, Number of Shares | shares	4,945,055	4,945,055
Issuance of convertible redeemable preferred shares, net of issuance costs.			¥ 208,490,509
Issuance of convertible redeemable preferred shares, net of issuance costs, Number of shares | shares			4,945,055
Foreign exchange impacts	¥ 10,300,700		¥ (3,226,201)
Accretion on convertible redeemable preferred shares to redemption value	15,718,213		5,213,802
Conversion to ordinary shares upon IPO	¥ (236,497,023)
Conversion to ordinary shares upon IPO, Number of shares | shares	(4,945,055)	(4,945,055)
Ending balance			¥ 210,478,110
Ending balance, Number of shares | shares	0	0	4,945,055
Series A1 Shares
Class Of Stock [Line Items]
Beginning balance	¥ 63,416,581
Beginning balance, Number of Shares | shares	1,373,626	1,373,626
Issuance of convertible redeemable preferred shares, net of issuance costs.			¥ 63,630,530
Issuance of convertible redeemable preferred shares, net of issuance costs, Number of shares | shares			1,373,626
Foreign exchange impacts	¥ 3,134,288		¥ (1,012,930)
Accretion on convertible redeemable preferred shares to redemption value	4,840,875		798,981
Conversion to ordinary shares upon IPO	¥ (71,391,744)
Conversion to ordinary shares upon IPO, Number of shares | shares	(1,373,626)	(1,373,626)
Ending balance			¥ 63,416,581
Ending balance, Number of shares | shares	0	0	1,373,626
Series B1 Convertible Redeemable Preferred Shares
Class Of Stock [Line Items]
Issuance of convertible redeemable preferred shares, net of issuance costs.	¥ 651,736,522
Issuance of convertible redeemable preferred shares, net of issuance costs, Number of shares | shares	5,420,144	5,420,144
Foreign exchange impacts	¥ 52,030,049
Accretion on convertible redeemable preferred shares to redemption value	37,001,459
Conversion to ordinary shares upon IPO	¥ (740,768,030)
Conversion to ordinary shares upon IPO, Number of shares | shares	(5,420,144)	(5,420,144)
Series B2 Convertible Redeemable Preferred Shares
Class Of Stock [Line Items]
Issuance of convertible redeemable preferred shares, net of issuance costs.	¥ 569,316,830
Issuance of convertible redeemable preferred shares, net of issuance costs, Number of shares | shares	3,895,728	3,895,728
Foreign exchange impacts	¥ 47,260,953
Accretion on convertible redeemable preferred shares to redemption value	31,800,587
Conversion to ordinary shares upon IPO	¥ (648,378,370)
Conversion to ordinary shares upon IPO, Number of shares | shares	(3,895,728)	(3,895,728)
Series B3 Convertible Redeemable Preferred Shares
Class Of Stock [Line Items]
Issuance of convertible redeemable preferred shares, net of issuance costs.	¥ 282,249,969
Issuance of convertible redeemable preferred shares, net of issuance costs, Number of shares | shares	1,751,539	1,751,539
Foreign exchange impacts	¥ 22,452,981
Accretion on convertible redeemable preferred shares to redemption value	12,312,158
Conversion to ordinary shares upon IPO	¥ (317,015,108)
Conversion to ordinary shares upon IPO, Number of shares | shares	(1,751,539)	(1,751,539)
Series C1 Convertible Redeemable Preferred Shares
Class Of Stock [Line Items]
Issuance of convertible redeemable preferred shares, net of issuance costs.	¥ 400,521,762
Issuance of convertible redeemable preferred shares, net of issuance costs, Number of shares | shares	1,595,572	1,595,572
Repurchase of convertible redeemable preferred shares	¥ (291,005,729)
Repurchase of convertible redeemable preferred shares, Number of shares | shares	(1,160,416)	(1,160,416)
Foreign exchange impacts	¥ 287,512
Accretion on convertible redeemable preferred shares to redemption value	133,451
Conversion to ordinary shares upon IPO	¥ (109,936,996)
Conversion to ordinary shares upon IPO, Number of shares | shares	(435,156)	(435,156)